UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-10345

        Nuveen Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            10/31

Date of reporting period:          01/31/05

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen Dividend Advantage Municipal Fund 3 (NZF)
January 31, 2005

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Alabama - 0.9% (0.6% of Total Investments)

$5,655	Alabama State Port Authority, Revenue Bonds, State Docks Department Facilities, Series 2001,	10/11 at 100.00	AAA	$ 5,928,137
	5.250%, 10/01/26 (Alternative Minimum Tax) - AMBAC Insured

	Alaska - 0.7% (0.5% of Total Investments)

4,000	Alaska Student Loan Corporation, Student Loan Revenue Bonds, Series 1998A, 5.250%, 7/01/14	7/08 at 100.00	AAA	4,184,720
	(Alternative Minimum Tax) - AMBAC Insured

	Arkansas - 0.9% (0.6% of Total Investments)

	Sebastian County Health Facilities Board, Arkansas, Hospital Revenue Improvement Bonds, Sparks
	Regional Medical Center, Series 2001A:
1,805	5.500%, 11/01/13	11/11 at 101.00	Baa1	1,943,263
1,900	5.500%, 11/01/14	11/11 at 101.00	Baa1	2,029,428
1,745	5.250%, 11/01/21	11/11 at 101.00	Baa1	1,782,169

	California - 10.2% (6.9% of Total Investments)

5,000	California Infrastructure Economic Development Bank, Revenue Bonds, Kaiser Hospital Assistance LLC,	8/11 at 102.00	A	5,307,950
	Series 2001A, 5.550%, 8/01/31

18,850	California, General Obligation Veterans Welfare Bonds, Series 2001BZ, 5.350%, 12/01/21	6/07 at 101.00	AAA	19,402,494
	(Alternative Minimum Tax) - MBIA Insured

1,500	California Statewide Community Development Authority, Senior Lien Revenue Bonds, East Valley	10/15 at 103.00	N/R	1,648,620
	Tourist Authority, Series 2003B, 9.250%, 10/01/20

5,000	California Statewide Community Development Authority, Revenue Bonds, Kaiser Permanente System,	No Opt. Call	A	4,942,750
	Series 2004G, 2.300%, 4/01/34 (Mandatory put 5/01/07)

	Los Angeles Regional Airports Improvement Corporation, California, Lease Revenue Refunding Bonds,
	LAXFUEL Corporation at Los Angeles International Airport, Series 2001:
13,955	5.750%, 1/01/16 (Alternative Minimum Tax) - AMBAC Insured	1/12 at 100.00	AAA	15,654,579
5,000	5.375%, 1/01/21 (Alternative Minimum Tax) - AMBAC Insured	1/12 at 100.00	AAA	5,288,700
1,500	5.250%, 1/01/23 (Alternative Minimum Tax) - AMBAC Insured	1/12 at 100.00	AAA	1,564,815
10,000	5.500%, 1/01/32 (Alternative Minimum Tax) - AMBAC Insured	1/12 at 100.00	AAA	10,458,300

	Colorado - 7.7% (5.2% of Total Investments)

2,250	Canterberry Crossing Metropolitan District II, Parker, Colorado, Limited Tax General Obligation	12/12 at 100.00	N/R	2,300,580
	Bonds, Series 2002, 7.375%, 12/01/32

1,775	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Weld County	6/11 at 100.00	Ba1	1,844,119
	School District 6 - Frontier Academy, Series 2001, 7.375%, 6/01/31

3,250	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Montessori	5/12 at 102.00	N/R	3,409,185
	Peaks Building Foundation, Series 2002A, 8.000%, 5/01/32

1,700	Colorado Educational and Cultural Facilities Authority, Charter School Revenue Bonds, Belle Creek	3/12 at 100.00	N/R	1,728,526
	Education Center, Series 2002A, 7.625%, 3/15/32

3,380	Colorado Housing Finance Authority, Multifamily Project Bonds, Class I, Series 2001A-1, 5.500%,	10/11 at 100.00	AAA	3,500,700
	4/01/31 (Alternative Minimum Tax)

10,100	Colorado Springs, Colorado, Utility System Revenue Refunding and Improvement Bonds, Series 1997A,	11/07 at 100.00	AA	10,706,101
	5.375%, 11/15/26

2,000	Denver City and County, Colorado, Airport System Revenue Refunding Bonds, Series 2001A, 5.500%,	11/11 at 100.00	AAA	2,202,280
	11/15/16 (Alternative Minimum Tax) - FGIC Insured

	Denver City and County, Colorado, Airport System Revenue Bonds, Series 1996A:
19,150	5.750%, 11/15/16 - MBIA Insured	11/06 at 101.00	AAA	20,437,263
1,105	5.500%, 11/15/25 - MBIA Insured	11/06 at 101.00	AAA	1,165,576

1,000	Plaza Metropolitan District 1, Lakewood, Colorado, Tax Increment Revenue Bonds, Series 2003,	6/14 at 101.00	N/R	1,048,760
	8.000%, 12/01/25

	Delaware - 0.5% (0.4% of Total Investments)

3,390	Delaware State Housing Authority, Multifamily Mortgage Revenue Bonds, Series 2001A, 5.400%,	7/12 at 100.00	Aa3	3,423,663
	7/01/24

	District of Columbia - 1.1% (0.7% of Total Investments)

6,000	District of Columbia, Revenue Bonds, Catholic University of America, Series 1999, 5.625%, 10/01/29 -	10/09 at 101.00	AAA	6,641,760
	AMBAC Insured

	Florida - 2.0% (1.3% of Total Investments)

2,000	Dade County, Florida, Water and Sewerage System Revenue Bonds, Series 1997, 5.375%, 10/01/16 -	10/07 at 102.00	AAA	2,180,180
	FGIC Insured

2,230	Florida State Board of Education, Full Faith and Credit Public Education Capital Outlay Refunding	6/05 at 101.00	AA+	2,260,930
	Bonds, Series 1995D, 4.750%, 6/01/22

	Orange County Housing Finance Authority, Florida, Multifamily Housing Revenue Bonds, Oak Glen
	Apartments, Series 2001G:
1,105	5.400%, 12/01/32 - FSA Insured	12/11 at 100.00	AAA	1,140,371
2,195	5.450%, 12/01/41 - FSA Insured	12/11 at 100.00	AAA	2,262,562

4,175	Pace Property Finance Authority Inc., Florida, Utility System Improvement and Revenue Refunding	9/07 at 102.00	AAA	4,519,813
	Bonds, Series 1997, 5.250%, 9/01/17 - AMBAC Insured

	Georgia - 2.3% (1.5% of Total Investments)

5,000	Atlanta, Georgia, Airport General Revenue Bonds, Series 2000B, 5.625%, 1/01/30 (Alternative	1/10 at 101.00	AAA	5,306,750
	Minimum Tax) - FGIC Insured

2,700	Atlanta, Georgia, Tax Allocation Bonds, Atlantic Station Project, Series 2001, 7.900%, 12/01/24	12/11 at 101.00	N/R	2,950,290

3,740	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	5/11 at 100.00	A-	3,886,758
	Northeast Georgia Health Services Inc., Series 2001, 5.500%, 5/15/31

2,000	Henry County Water and Sewerage Authority, Georgia, Revenue Bonds, Series 2000, 5.625%, 2/01/30 -	2/10 at 101.00	AAA	2,212,160
	FGIC Insured

	Hawaii - 0.9% (0.6% of Total Investments)

5,125	Hawaii, Highway Revenue Bonds, Series 2001, 5.375%, 7/01/21 - FSA Insured	7/11 at 100.00	AAA	5,713,350

	Illinois - 16.6% (11.2% of Total Investments)

3,000	Chicago, Illinois, General Obligation Bonds, Neighborhoods Alive 21 Program, Series 2001A, 5.500%,	1/11 at 100.00	AAA	3,331,770
	1/01/31 - FGIC Insured

2,500	Chicago, Illinois, General Obligation Refunding Bonds, Series 1996B, 5.125%, 1/01/25 - FGIC	1/06 at 102.00	AAA	2,592,550
	Insured

8,375	Chicago, Illinois, Revenue Bonds, Midway Airport, Series 2001A, 5.500%, 1/01/19 (Alternative	1/11 at 101.00	AAA	9,163,758
	Minimum Tax) - FSA Insured

4,950	Chicago, Illinois, Second Lien Passenger Facility Charge Revenue Bonds, O'Hare International	1/11 at 101.00	AAA	5,187,996
	Airport, Series 2001A, 5.375%, 1/01/32 (Alternative Minimum Tax) - AMBAC Insured

1,750	Chicago, Illinois, Sales Tax Revenue Bonds, Series 1998, 5.250%, 1/01/28 - FGIC Insured	7/08 at 102.00	AAA	1,874,268

10,800	Chicago, Illinois, Sales Tax Revenue Bonds, Series 1999, 5.375%, 1/01/30 (Pre-refunded to	1/09 at 101.00	AAA	11,944,800
	1/01/09) - FGIC Insured

	Chicago, Illinois, Second Lien Wastewater Transmission Revenue Bonds, Series 2001A:
2,220	5.500%, 1/01/16 - MBIA Insured	No Opt. Call	AAA	2,564,255
8,610	5.500%, 1/01/26 (Pre-refunded to 1/01/11) - AMBAC Insured	1/11 at 100.00	AAA	9,726,459

10,000	Chicago, Illinois, Senior Lien Water Revenue Bonds, Series 2001, 5.000%, 11/01/26 (Pre-refunded to	11/11 at 100.00	AAA	11,096,000
	11/01/11) - AMBAC Insured

1,100	Illinois Health Facilities Authority, Revenue Bonds, Condell Medical Center, Series 2000, 6.500%,	5/10 at 101.00	Baa2	1,167,947
	5/15/30

15,000	Illinois Health Facilities Authority, Revenue Bonds, Loyola University Health System, Series 2001A,	7/11 at 100.00	Baa1	15,623,550
	6.125%, 7/01/31

9,000	Illinois Health Facilities Authority, Revenue Bonds, Covenant Retirement Communities Inc., Series	12/11 at 101.00	BBB+	9,364,050
	2001, 5.875%, 12/01/31

2,000	Metropolitan Pier and Exposition Authority, Illinois, Revenue Refunding Bonds, McCormick Place	No Opt. Call	AAA	2,341,720
	Expansion Project, Series 1998A, 5.500%, 6/15/29 - FGIC Insured

16,900	Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds, McCormick Place Expansion	12/09 at 101.00	AAA	18,189,301
	Project, Series 1999A, 5.250%, 12/15/28 - FGIC Insured

	Indiana - 4.7% (3.2% of Total Investments)

	Clark-Pleasant Community School Building Corporation, Indiana, First Mortgage Bonds, Series 2001:
1,255	5.000%, 7/15/21 - AMBAC Insured	1/12 at 100.00	AAA	1,354,785
1,000	5.000%, 1/15/26 - AMBAC Insured	1/12 at 100.00	AAA	1,045,040

	Evansville Vanderburgh Public Library Lease Corporation, Indiana, First Mortgage Bonds, Series
	2001:
2,000	5.750%, 7/15/18 - MBIA Insured	7/12 at 100.00	AAA	2,249,380
2,750	5.125%, 1/15/24 - MBIA Insured	1/12 at 100.00	AAA	2,910,490

3,455	Gary, Indiana, GNMA/FHA Mortgage Revenue Bonds, Windsor Square Project, Series 2001A, 5.375%,	11/11 at 102.00	AAA	3,552,777
	10/20/41 (Alternative Minimum Tax)

1,250	Hamilton Southeastern Cumberland Campus School Building Corporation, Indiana, First Mortgage Bonds,	1/12 at 100.00	AAA	1,355,150
	Series 2001, 5.125%, 1/15/23 - AMBAC Insured

9,500	Indiana Educational Facilities Authority, Revenue Bonds, Butler University, Series 2001, 5.500%,	2/11 at 100.00	AAA	10,590,980
	2/01/26 - MBIA Insured

2,650	Indianapolis Airport Authority, Indiana, Specialty Facility Revenue Bonds, United Airlines Inc.,	11/05 at 102.00	N/R	270,308
	Indianapolis Maintenance Center Project, Series 1995A, 6.500%, 11/15/31 (Alternative Minimum Tax)

3,500	University of Southern Indiana, Student Fee Bonds, Series 2001H, 5.000%, 10/01/21 - AMBAC Insured	10/11 at 100.00	Aaa	3,716,545

	Wayne County Jail Holding Corporation, Indiana, First Mortgage Bonds, Series 2001:
1,150	5.625%, 7/15/18 - AMBAC Insured	1/13 at 101.00	AAA	1,319,349
1,090	5.500%, 7/15/22 - AMBAC Insured	1/13 at 101.00	AAA	1,229,455

	Iowa - 4.9% (3.3% of Total Investments)

2,000	Iowa Finance Authority, Healthcare Revenue Bonds, Great River Medical Center, Series 2001, 5.250%,	5/11 at 100.00	AAA	2,092,380
	5/15/31 - FSA Insured

	Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed Revenue Bonds, Series 2001B:
28,000	5.300%, 6/01/25	6/11 at 101.00	BBB	25,122,160
3,950	5.600%, 6/01/35	6/11 at 101.00	BBB	3,526,521

	Kentucky - 3.1% (2.1% of Total Investments)

18,500	Louisville and Jefferson County Metropolitan Sewer District, Kentucky, Sewer and Drainage System	11/11 at 101.00	AAA	19,661,430
	Revenue Bonds, Series 2001A, 5.125%, 5/15/27 - MBIA Insured

	Louisiana - 3.9% (2.7% of Total Investments)

19,890	Tobacco Settlement Financing Corporation, Louisiana, Tobacco Settlement Asset-Backed Bonds, Series	5/11 at 101.00	BBB	18,587,404
	2001B, 5.875%, 5/15/39

6,000	West Feliciana Parish, Louisiana, Remarketed Pollution Control Revenue Bonds, Gulf States Utilities	5/05 at 100.00	BB+	6,081,480
	Company, Series 1985A, 7.500%, 5/01/15

	Maine - 1.1% (0.8% of Total Investments)

	Maine State Housing Authority, Mortgage Purchase Bonds, Series 2001B:
4,610	5.400%, 11/15/21 (Alternative Minimum Tax)	11/10 at 100.00	AA+	4,836,996
2,285	5.500%, 11/15/32 (Alternative Minimum Tax)	11/10 at 100.00	AA+	2,357,252

	Maryland - 2.1% (1.4% of Total Investments)

	Maryland Community Development Administration, Multifamily Housing Insured Mortgage Loans, Series
	2001B:
715	5.250%, 5/15/21 (Alternative Minimum Tax)	5/11 at 100.00	Aa2	749,027
1,570	5.250%, 7/01/21 (Alternative Minimum Tax)	7/11 at 100.00	Aa2	1,646,082

10,600	Maryland Energy Financing Administration, Revenue Bonds, AES Warrior Run Project, Series 1995,	9/05 at 102.00	N/R	10,850,690
	7.400%, 9/01/19 (Alternative Minimum Tax)

	Massachusetts - 0.9% (0.6% of Total Investments)

5,000	Massachusetts Port Authority, Special Facilities Revenue Bonds, Delta Air Lines Inc., Series 2001A,	1/11 at 101.00	AAA	5,283,500
	5.500%, 1/01/18 (Alternative Minimum Tax) - AMBAC Insured

355	Massachusetts Housing Finance Agency, Single Family Housing Revenue Bonds, Series 71, 5.650%,	6/09 at 100.00	AAA	358,483
	6/01/31 (Alternative Minimum Tax) - FSA Insured

	Michigan - 8.6% (5.8% of Total Investments)

15,000	Detroit City School District, Wayne County, Michigan, Unlimited Tax School Building and Site	No Opt. Call	AAA	18,723,750
	Improvement Bonds, Series 2001A, 6.000%, 5/01/29 - FSA Insured

11,000	Kent Hospital Finance Authority, Michigan, Revenue Bonds, Spectrum Health, Series 2001A, 5.500%,	7/11 at 101.00	AA	11,664,950
	1/15/31

3,485	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sisters of Mercy	No Opt. Call	AAA	3,882,917
	Health Corporation, Series 1993P, 5.375%, 8/15/14 - MBIA Insured

	Michigan State Hospital Finance Authority, Hospital Revenue Refunding Bonds, Sparrow Obligated
	Group, Series 2001:
1,400	5.500%, 11/15/21	11/11 at 101.00	A1	1,499,428
2,500	5.625%, 11/15/31	11/11 at 101.00	A1	2,635,000

12,640	Royal Oak Hospital Finance Authority, Michigan, Hospital Revenue Bonds, William Beaumont Hospital,	11/11 at 100.00	AAA	13,286,536
	Series 2001M, 5.250%, 11/15/31 - MBIA Insured

2,395	Ypsilanti Community Utilities Authority, Washtenaw County, Michigan, General Obligation Bonds,	5/11 at 100.00	AAA	2,521,001
	Sanitary Sewerage System 3, Series 2001, 5.100%, 5/01/31 - FGIC Insured

	Minnesota - 0.4% (0.3% of Total Investments)

2,370	Dakota County Community Development Agency, Minnesota, GNMA Collateralized Multifamily Housing	10/11 at 105.00	Aaa	2,516,182
	Revenue Bonds, Rose Apartments Project, Series 2001, 6.350%, 10/20/37 (Alternative Minimum Tax)

	Mississippi - 1.4% (0.9% of Total Investments)

2,155	Mississippi Business Finance Corporation, GNMA Collateralized Retirement Facility Mortgage Revenue	5/09 at 103.00	AAA	2,280,787
	Refunding Bonds, Aldersgate Retirement Community Inc. Project, Series 1999A, 5.450%, 5/20/34

6,420	Mississippi, Highway Revenue Bonds, Series 1999, 5.250%, 6/01/05	No Opt. Call	AAA	6,488,116

	Missouri - 2.5% (1.7% of Total Investments)

2,000	Fenton, Missouri, Tax Increment Refunding and Improvement Revenue Bonds, Gravois Bluffs	10/12 at 100.00	N/R	2,061,400
	Redevelopment Project, Series 2002, 6.125%, 10/01/21

	Missouri Development Finance Board, Cultural Facilities Revenue Bonds, Nelson Gallery Foundation,
	Series 2001A:
3,335	5.250%, 12/01/19 - MBIA Insured	12/11 at 100.00	AAA	3,707,153
3,510	5.250%, 12/01/20 - MBIA Insured	12/11 at 100.00	AAA	3,894,450
3,695	5.250%, 12/01/21 - MBIA Insured	12/11 at 100.00	AAA	4,088,813
2,040	5.250%, 12/01/22 - MBIA Insured	12/11 at 100.00	AAA	2,244,530

	Montana - 0.8% (0.6% of Total Investments)

5,000	Montana Board of Investments, Exempt Facility Revenue Bonds, Stillwater Mining Company Project,	7/10 at 101.00	Ba3	5,293,150
	Series 2000, 8.000%, 7/01/20 (Alternative Minimum Tax)

	Nebraska - 1.2% (0.8% of Total Investments)

	Nebraska Investment Finance Authority, Single Family Housing Revenue Bonds, Series 2001D:
2,980	5.250%, 9/01/21 (Alternative Minimum Tax)	9/11 at 100.00	AAA	3,115,501
4,020	5.375%, 9/01/32 (Alternative Minimum Tax)	9/11 at 100.00	AAA	4,126,168

	Nevada - 7.6% (5.1% of Total Investments)

35,000	Clark County, Nevada, Limited Tax General Obligation Bank Bonds, Series 2000, 5.500%, 7/01/30 -	7/10 at 100.00	AAA	38,353,350
	MBIA Insured

4,000	Director of Nevada State Department of Business and Industry, Revenue Bonds, Las Vegas Monorail	1/10 at 102.00	N/R	4,094,400
	Project, Second Tier, Series 2000, 7.375%, 1/01/40

570	Nevada Housing Division, Single Family Mortgage Senior Bonds, Series 1998A-1, 5.300%, 4/01/18	4/08 at 101.50	Aaa	595,166
	(Alternative Minimum Tax)

4,290	University of Nevada, Revenue Bonds, Community College System, Series 2001A, 5.250%, 7/01/26 -	1/12 at 100.00	AAA	4,678,717
	FGIC Insured

	New Hampshire - 0.4% (0.2% of Total Investments)

2,000	New Hampshire Health and Education Authority, Hospital Revenue Bonds, Concord Hospital, Series	10/11 at 101.00	Aaa	2,240,120
	2001, 5.500%, 10/01/21 - FSA Insured

	New Jersey - 2.4% (1.6% of Total Investments)

10,000	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, American Water Company,	11/12 at 101.00	Aaa	10,534,600
	Series 2002A, 5.250%, 11/01/32 (Alternative Minimum Tax) - AMBAC Insured

4,125	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	No Opt. Call	AAA	4,720,403
	Grants, Series 2002A, 5.500%, 9/15/13 - AMBAC Insured

	New York - 5.2% (3.5% of Total Investments)

1,780	East Rochester Housing Authority, New York, GNMA Secured Revenue Bonds, Gates Senior Housing Inc.	10/11 at 101.00	AAA	1,855,490
	Project, Series 2001, 5.300%, 4/20/31

5,350	Metropolitan Transportation Authority, New York, Dedicated Tax Fund Bonds, Series 2001A, 5.000%,	11/11 at 100.00	AAA	5,550,572
	11/15/31 - FGIC Insured

4,155	Monroe County Airport Authority, New York, Revenue Refunding Bonds, Greater Rochester International	No Opt. Call	AAA	4,705,828
	Airport, Series 1999, 5.750%, 1/01/13 (Alternative Minimum Tax) - MBIA Insured

2,500	New York City, New York, General Obligation Bonds, Fiscal Series 2002G, 5.625%, 8/01/20 - MBIA	8/12 at 100.00	AAA	2,853,100
	Insured

	New York City Municipal Water Finance Authority, New York, Water and Sewerage System Revenue Bonds,
	Fiscal Series 2001A:
8,610	5.500%, 6/15/33 - MBIA Insured	6/10 at 101.00	AAA	9,482,193
5,710	5.500%, 6/15/33 - FGIC Insured	6/10 at 101.00	AAA	6,288,423

2,000	New York State Tobacco Settlement Financing Corporation, Tobacco Settlement Asset-Backed and State	6/11 at 100.00	AA-	2,222,360
	Contingency Contract-Backed Bonds, Series 2003B-1C, 5.500%, 6/01/16

	North Carolina - 0.4% (0.3% of Total Investments)

1,800	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.500%,	No Opt. Call	A3	2,004,210
	1/01/13

	Ohio - 2.8% (1.9% of Total Investments)

5,265	Ohio Housing Finance Agency, GNMA Mortgage-Backed Securities Program Residential Mortgage Revenue	3/08 at 101.50	AAA	5,484,129
	Bonds, Series 1998A-1, 5.300%, 9/01/19 (Alternative Minimum Tax) - FSA Insured

7,800	Ohio Water Development Authority, Solid Waste Disposal Revenue Bonds, Bay Shore Power, Series	9/09 at 102.00	N/R	8,080,566
	1998B, 6.625%, 9/01/20 (Alternative Minimum Tax)

	Portage County, Ohio, General Obligation Bonds, Series 2001:
1,870	5.000%, 12/01/21 - FGIC Insured	12/11 at 100.00	AAA	2,023,246
1,775	5.000%, 12/01/23 - FGIC Insured	12/11 at 100.00	AAA	1,905,462

	Oklahoma - 0.4% (0.3% of Total Investments)

2,500	Oklahoma Development Finance Authority, Revenue Refunding Bonds, Hillcrest Healthcare System,	8/09 at 101.00	AAA	2,787,075
	Series 1999A, 5.625%, 8/15/29 (Pre-refunded to 8/15/09)

	Oregon - 2.5% (1.7% of Total Investments)

4,700	Oregon Health, Housing, Educational and Cultural Facilities Authority, Revenue Bonds, PeaceHealth	11/11 at 101.00	AAA	5,099,406
	Project, Series 2001, 5.250%, 11/15/21 - AMBAC Insured

10,000	Oregon Housing and Community Services Department, Multifamily Housing Revenue Bonds, Series 2000A,	7/10 at 100.00	Aaa	10,386,200
	6.050%, 7/01/42 (Alternative Minimum Tax)

	Pennsylvania - 1.9% (1.3% of Total Investments)

	Allegheny County Hospital Development Authority, Pennsylvania, Revenue Bonds, West Penn Allegheny
	Health System, Series 2000B:
2,000	9.250%, 11/15/22	11/10 at 102.00	B1	2,326,000
2,000	9.250%, 11/15/30	11/10 at 102.00	B1	2,326,000

3,500	Pennsylvania Economic Development Financing Authority, Senior Lien Resource Recovery Revenue Bonds,	7/05 at 101.00	BBB-	3,571,050
	Northampton Generating Project, Series 1994A, 6.600%, 1/01/19 (Alternative Minimum Tax)

3,205	Philadelphia School District, Pennsylvania, General Obligation Bonds, Series 2002B, 5.625%,	8/12 at 100.00	AAA	3,604,760
	8/01/16 - FGIC Insured

	South Carolina - 1.6% (1.1% of Total Investments)

2,185	Greenville County, South Carolina, Special Source Revenue Bonds, Road Improvement Project, Series	4/11 at 101.00	AAA	2,453,515
	2001, 5.500%, 4/01/21 - AMBAC Insured

6,850	South Carolina Transportation Infrastructure Bank, Revenue Bonds, Series 2001A, 5.500%, 10/01/22	10/11 at 100.00	Aaa	7,804,205
	(Pre-refunded to 10/01/11) - AMBAC Insured

	Tennessee - 1.5% (1.0% of Total Investments)

5,210	Memphis-Shelby County Airport Authority, Tennessee, Airport Revenue Bonds, Series 2001A, 5.500%,	3/11 at 100.00	AAA	5,713,547
	3/01/14 (Alternative Minimum Tax) - FSA Insured

1,650	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 1998-2, 5.350%, 7/01/23	1/09 at 101.00	AA	1,709,186
	(Alternative Minimum Tax)

1,780	Tennessee Housing Development Agency, Homeownership Program Bonds, Series 2001-3A, 5.200%, 7/01/22	7/11 at 100.00	AA	1,853,443
	(Alternative Minimum Tax)

	Texas - 18.1% (12.2% of Total Investments)

1,125	Brushy Creek Municipal Utility District, Williamson County, Texas, Combination Unlimited Tax and	6/09 at 100.00	Aaa	1,193,209
	Revenue Refunding Bonds, Series 2001, 5.125%, 6/01/26 - FSA Insured

3,850	Dallas-Ft. Worth International Airport, Texas, Joint Revenue Refunding and Improvement Bonds,	11/11 at 100.00	AAA	4,064,137
	Series 2001A, 5.500%, 11/01/35 (Alternative Minimum Tax) - FGIC Insured

5,000	Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health System, Series 2004A,	9/14 at 100.00	N/R	5,296,550
	7.000%, 9/01/25

	Collins and Denton Counties, Frisco, Texas, General Obligation Bonds, Series 2001:
1,910	5.000%, 2/15/20 - FGIC Insured	2/11 at 100.00	AAA	2,054,702
2,005	5.000%, 2/15/21 - FGIC Insured	2/11 at 100.00	AAA	2,115,435

4,040	Harris County, Texas, Tax and Revenue Certificates of Obligation, Series 2001, 5.000%, 8/15/27	8/11 at 100.00	AA+	4,200,792

7,000	Houston, Texas, Subordinate Lien Airport System Revenue Bonds, Series 1998B, 5.250%, 7/01/14	7/08 at 101.00	AAA	7,487,130
	(Alternative Minimum Tax) - FGIC Insured

	Houston, Texas, Subordinate Lien Airport System Revenue Refunding Bonds, Series 2001A:
2,525	5.500%, 7/01/13 (Alternative Minimum Tax) - FGIC Insured	1/12 at 100.00	AAA	2,783,055
2,905	5.500%, 7/01/14 (Alternative Minimum Tax) - FGIC Insured	1/12 at 100.00	AAA	3,210,257

6,000	Houston, Texas, Junior Lien Water and Sewerage System Revenue Refunding Bonds, Series 2001B,	No Opt. Call	AAA	7,035,960
	5.500%, 12/01/29 - MBIA Insured

	Jefferson County Health Facilities Development Corporation, Texas, FHA-Insured Mortgage Revenue
	Bonds, Baptist Hospital of Southeast Texas, Series 2001:
8,500	5.400%, 8/15/31 - AMBAC Insured	8/11 at 100.00	AAA	8,996,145
8,500	5.500%, 8/15/41 - AMBAC Insured	8/11 at 100.00	AAA	9,247,490

10,700	Laredo Independent School District, Webb County, Texas, General Obligation Refunding Bonds, Series	8/11 at 100.00	AAA	11,349,918
	2001, 5.000%, 8/01/25

2,500	Matagorda County Navigation District 1, Texas, Collateralized Revenue Refunding Bonds, Houston	No Opt. Call	AAA	2,708,375
	Light and Power Company, Series 1997, 5.125%, 11/01/28 (Alternative Minimum Tax) - AMBAC Insured

1,540	Medina Valley Independent School District, Medina County, Texas, General Obligation Bonds, Series	2/11 at 100.00	Aaa	1,633,447
	2001, 5.250%, 2/15/26

5,430	Mineral Wells Independent School District, Pale Pinto and Parker Counties, Texas, Unlimited School	2/08 at 100.00	Aaa	5,507,323
	Tax Building and Refunding Bonds, Series 1998, 4.750%, 2/15/22

3,000	North Central Texas Health Facilities Development Corporation, Revenue Bonds, Texas Health	2/08 at 102.00	AAA	3,222,270
	Resources System, Series 1997B, 5.375%, 2/15/26 - MBIA Insured

3,045	Port of Houston Authority, Harris County, Texas, General Obligation Port Improvement Bonds, Series	10/11 at 100.00	AAA	3,359,427
	2001B, 5.500%, 10/01/17 (Alternative Minimum Tax) - FGIC Insured

11,380	Texas Department of Housing and Community Affairs, Residential Mortgage Revenue Bonds, Series	7/11 at 100.00	AAA	11,673,035
	2001A, 5.350%, 7/01/33 (Alternative Minimum Tax)

15,700	Texas Water Development Board, Senior Lien State Revolving Fund Revenue Bonds, Series 1996B,	1/07 at 100.00	AAA	16,382,165
	5.125%, 7/15/18

	Utah - 1.0% (0.7% of Total Investments)

	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001E:
2,170	5.200%, 1/01/18 (Alternative Minimum Tax)	7/11 at 100.00	AA-	2,242,153
670	5.500%, 1/01/23 (Alternative Minimum Tax)	7/11 at 100.00	Aa2	695,420

	Utah Housing Corporation, Single Family Mortgage Bonds, Series 2001F-1:
2,695	4.950%, 7/01/18 (Alternative Minimum Tax)	7/11 at 100.00	Aa2	2,744,399
680	5.300%, 7/01/23 (Alternative Minimum Tax)	7/11 at 100.00	AA-	689,744

	Virginia - 1.3% (0.9% of Total Investments)

7,000	Pocahontas Parkway Association, Virginia, Senior Lien Revenue Bonds, Route 895 Connector Toll Road,	8/08 at 77.58	BB	4,235,910
	Series 1998B, 0.000%, 8/15/13

3,660	Virginia Housing Development Authority, Commonwealth Mortgage Bonds, Series 2001J-1, 5.200%,	7/11 at 100.00	AAA	3,732,980
	7/01/19 - MBIA Insured

	Washington - 16.0% (10.8% of Total Investments)

	Bellingham Housing Authority, Washington, Housing Revenue Bonds, Varsity Village Project, Series
	2001A:
1,000	5.500%, 12/01/27 - MBIA Insured	12/11 at 100.00	Aaa	1,109,470
2,000	5.600%, 12/01/36 - MBIA Insured	12/11 at 100.00	Aaa	2,228,380

2,090	Public Utility District 1, Benton County, Washington, Electric Revenue Refunding Bonds, Series	11/11 at 100.00	AAA	2,380,426
	2001A, 5.625%, 11/01/15 - FSA Insured

1,500	Grays Harbor County Public Utility District 1, Washington, Electric System Revenue Bonds, Series	1/11 at 100.00	AAA	1,590,435
	2001, 5.125%, 1/01/22 - AMBAC Insured

2,475	Klickitat County Public Utility District 1, Washington, Electric Revenue Bonds, Series 2001B,	12/11 at 100.00	AAA	2,580,212
	5.000%, 12/01/26 - AMBAC Insured

12,955	Port of Seattle, Washington, Passenger Facility Charge Revenue Bonds, Series 1998B, 5.300%,	12/08 at 101.00	AAA	13,812,362
	12/01/16 (Alternative Minimum Tax) - AMBAC Insured

	Port of Seattle, Washington, Revenue Bonds, Series 2001B:
2,535	5.625%, 4/01/18 (Alternative Minimum Tax) - FGIC Insured	10/11 at 100.00	AAA	2,815,295
16,000	5.100%, 4/01/24 (Alternative Minimum Tax) - FGIC Insured	10/08 at 100.00	AAA	16,339,680

5,680	Seattle, Washington, Municipal Light and Power Revenue Refunding and Improvement Bonds, Series	3/11 at 100.00	AAA	6,330,360
	2001, 5.500%, 3/01/18 - FSA Insured

4,530	Tacoma, Washington, Solid Waste Utility Revenue Refunding Bonds, Series 2001, 5.250%, 12/01/21 -	12/11 at 100.00	AAA	4,961,483
	AMBAC Insured

2,250	Washington, Certificates of Participation, Washington Convention and Trade Center, Series 1999,	7/09 at 100.00	AAA	2,445,750
	5.250%, 7/01/14 - MBIA Insured

	Washington State Healthcare Facilities Authority, Revenue Bonds, Group Health Cooperative of Puget
	Sound, Series 2001:
3,005	5.375%, 12/01/17 - AMBAC Insured	12/11 at 101.00	AAA	3,302,946
2,915	5.375%, 12/01/18 - AMBAC Insured	12/11 at 101.00	AAA	3,198,484

3,720	Washington State Healthcare Facilities Authority, Revenue Bonds, Children's Hospital and Regional	10/11 at 100.00	Aaa	4,105,987
	Medical Center, Series 2001, 5.375%, 10/01/18 - AMBAC Insured

	Washington State Healthcare Facilities Authority, Revenue Bonds, Good Samaritan Hospital, Series
	2001:
5,480	5.500%, 10/01/21 - RAAI Insured	10/11 at 101.00	AA	5,984,160
25,435	5.625%, 10/01/31 - RAAI Insured	10/11 at 101.00	AA	27,300,149

	Wisconsin - 5.1% (3.4% of Total Investments)

	Appleton, Wisconsin, Waterworks Revenue Refunding Bonds, Series 2001:
3,705	5.375%, 1/01/20 - FGIC Insured	1/12 at 100.00	Aaa	4,121,146
1,850	5.000%, 1/01/21 - FGIC Insured	1/12 at 100.00	Aaa	1,987,122

1,735	Evansville Community School District, Dane, Green and Rock Counties, Wisconsin, General Obligation	4/11 at 100.00	AAA	1,944,258
	Refunding Bonds, Series 2001, 5.500%, 4/01/20 - FGIC Insured

12,250	La Crosse, Wisconsin, Pollution Control Revenue Refunding Bonds, Dairyland Power Cooperative,	12/08 at 102.00	AAA	13,377,000
	Series 1997B, 5.550%, 2/01/15 - AMBAC Insured

3,180	Wisconsin, Clean Water Revenue Bonds, Series 1999-1, 5.500%, 6/01/17 (Pre-refunded to 6/01/09)	6/09 at 100.00	AA+***	3,528,623

4,000	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Froedtert and Community	10/11 at 101.00	A+	4,147,080
	Health Obligated Group, Series 2001, 5.375%, 10/01/30

2,500	Wisconsin Health and Educational Facilities Authority, Revenue Bonds, Marshfield Clinic, Series	2/12 at 100.00	BBB+	2,621,520
	2001B, 6.000%, 2/15/25

$877,005	Total Long-Term Investments (cost $877,738,556) - 147.6%			927,304,000

	Short-Term Investments - 0.4% (0.3% of Total Investments)

1,000	Clark County School District, Nevada, General Obligation Bonds, Variable Rate Demand Obligations,		A-1+	1,000,000
	Series 2001B, 1.750%, 6/15/21 - FSA Insured †

1,500	Illinois Health Facilities Authority, Revenue Bonds, Resurrection Healthcare System, Variable Rate		A-1+	1,500,000
	Demand Obligations, Series 1999A, 1.950%, 5/15/29 - FSA Insured †

$2,500	Total Short-Term Investments (cost $2,500,000)			2,500,000

	Total Investments (cost $880,238,556) - 148.0%			929,804,000

	Other Assets Less Liabilities - 1.7%			10,366,739

	Preferred Shares, at Liquidation Value - (49.7)%			(312,000,000)

	Net Assets Applicable to Common Shares - 100%			$628,170,739

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There
	may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.
***	Securities are backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency
	securities which ensures the timely payment of principal and interest. Such securities are normally considered
	to be equivalent to AAA rated securities.
N/R	Investment is not rated.
†	Security has a maturity of more than one year, but has variable rate and demand features which qualify it as a
	short-term security. The rate disclosed is that currently in effect. This rate changes periodically based on
	market conditions or a specified market index.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial statement
	and federal income tax purposes are primarily due to timing differences in recognizing income on taxable market
	discount securities and timing differences in recognizing certain gains and losses on security transactions.

	At January 31, 2005, the cost of investments was $880,131,312.

	Gross unrealized appreciation and gross unrealized depreciation of investments at January 31, 2005, were as
	follows:

	Gross unrealized:
	Appreciation	$54,690,740
	Depreciation	(5,018,052)

	Net unrealized appreciation of investments	$49,672,688

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Dividend Advantage Municipal Fund 3

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         04/01/05

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (principal executive officer)

Date         04/01/05

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (principal financial officer)

Date         04/01/05

* Print the name and title of each signing officer under his or her signature.